T. ROWE PRICE Retirement Blend 2010 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 50.8%
T. Rowe Price Funds:
U.S. Limited Duration TIPS Index
Fund  1,064 3,563 387 463,744 4,206
QM U.S. Bond Index Fund  1,067 3,464 410 436,572 4,156
International Bond Fund (USD
Hedged)  382 1,149 157 172,393 1,448
Dynamic Global Bond Fund  273 878 128 133,163 1,031
Emerging Markets Bond Fund  286 850 212 109,110 984
U.S. Treasury Long-Term Index
Fund  266 826 137 126,145 945
High Yield Fund  252 778 148 156,451 917
Dynamic Credit Fund  – 372 6 41,270 365
Floating Rate Fund  117 290 74 36,475 339
Total Bond Mutual Funds (Cost $14,471) 14,391
EQUITY MUTUAL FUNDS 47.0%
T. Rowe Price Funds:
Equity Index 500 Fund  1,139 3,315 1,276 27,216 3,655
International Equity Index Fund  490 1,372 257 106,153 1,697
Hedged Equity Fund  – 1,283 56 119,696 1,362
Growth Stock Fund  310 926 183 12,641 1,220
Value Fund  305 932 143 27,397 1,219
Real Assets Fund  155 726 75 59,962 815
International Value Equity Fund  137 404 63 31,072 503
International Stock Fund  139 380 64 24,914 483
Mid-Cap Index Fund  119 350 57 25,886 482
Small-Cap Index Fund  117 349 96 27,726 407
Emerging Markets Discovery
Stock Fund  106 295 68 26,040 342
Emerging Markets Stock Fund  83 246 32 8,650 296
Mid-Cap Growth Fund  64 205 20 2,515 269
Mid-Cap Value Fund  56 170 32 6,430 211
Small-Cap Value Fund  54 161 18 4,016 208
New Horizons Fund (3) 38 114 13 2,600 156
Total Equity Mutual Funds (Cost $12,161) 13,325

T. ROWE PRICE Retirement Blend 2010 Fund

$ Value
5/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (4) 228 1,298 873 653,342 653
Total Short-Term Investments (Cost $653) 653
Total Investments in Securities 100.1%
(Cost $27,285) $ 28,369
Other Assets Less Liabilities (0.1)% (23)
Net Assets 100.0% $ 28,346
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $14 and
$14, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ (1) $ 7
Dynamic Global Bond Fund  (17) 8 6
Emerging Markets Bond Fund  (18) 60 34
Emerging Markets Discovery Stock Fund  (3) 9 11
Emerging Markets Stock Fund  (3) (1) 6
Equity Index 500 Fund  22 477 28
Floating Rate Fund  (2) 6 17
Growth Stock Fund  34 167 4
Hedged Equity Fund  (1) 135 6
High Yield Fund  (10) 35 35
International Bond Fund (USD Hedged)  (18) 74 8
International Equity Index Fund  1 92 44
International Stock Fund  — 28 7
International Value Equity Fund  — 25 15
Mid-Cap Growth Fund  13 20 2
Mid-Cap Index Fund  (1) 70 4
Mid-Cap Value Fund  8 17 3
New Horizons Fund  (1) 17 —
QM U.S. Bond Index Fund  (44) 35 83
Real Assets Fund  (6) 9 16
Small-Cap Index Fund  (1) 37 5
Small-Cap Value Fund  2 11 2
U.S. Limited Duration TIPS Index Fund  (29) (34) 151
U.S. Treasury Long-Term Index Fund  (27) (10) 19
Value Fund  5 125 19
U.S. Treasury Money Fund, 5.40% — — 17
Affiliates not held at period end — — —
Totals $ (96)# $ 1,411 $ 549+

T. ROWE PRICE Retirement Blend 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $74 of the net realized gain
(loss).
+ Investment income comprised $549 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2010 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement Blend 2010 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Retirement Blend 2010 Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1340-054Q3 02/24